NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1. - NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Introduction - These consolidated financial statements of 22nd Century Group, Inc. ("22nd Century Group") and its direct and indirect subsidiaries (collectively with 22nd Century Group, the "Company") incorporate and reflect the reverse acquisition of 22nd Century Limited, LLC ("22nd Century Ltd") by 22nd Century Group as described below.

On January 25, 2011, 22nd Century Ltd completed a reverse merger transaction (the "Merger") with 22nd Century Group (formerly Touchstone Mining Limited). As a result, 22nd Century Ltd became a wholly owned subsidiary of 22nd Century Group which continues to operate the business of 22nd Century Ltd. In connection with the Merger, 22nd Century Group issued 21,434,446 shares of its common stock to the holders of limited liability company membership interests of 22nd Century Ltd, whose share amount represented 80.1% of the outstanding shares immediately following the Merger. All references contained herein to shareholders or common shares include the historical members and limited liability company membership interests of 22nd Century Ltd because, in the Merger, limited liability company membership interests were exchanged for common shares on a one-for-one basis and from an accounting standpoint they are equivalent.

The Merger is being accounted for as a reverse acquisition and a recapitalization; 22nd Century Ltd is the acquirer for accounting purposes. Consequently, the assets and liabilities and the historical operations that are reflected in the financial statements set forth herein for periods prior to the Merger are those of 22nd Century Ltd and are recorded at the historical cost basis of 22nd Century Ltd. The consolidated financial statements set forth herein for periods beginning on and following completion of the Merger include the assets and liabilities of 22nd Century Ltd, historical operations of 22nd Century Ltd, and operations of 22nd Century Group from the closing date of the Merger.

Upon the closing of the Merger, 22nd Century Group transferred all of its operating assets and liabilities to Touchstone Split Corp. and split-off Touchstone Split Corp. through the sale of all of the outstanding capital stock of Touchstone Split Corp. (the "Split-Off"). After the completion of the Merger and Split Off, 22nd Century Group's consolidated financial statements include only the assets and liabilities of 22nd Century Ltd.

Immediately prior to the Merger on January 25, 2011, 22nd Century Ltd completed a private placement offering (the "Private Placement") of 5,434,446 securities (the "PPO Securities") at the purchase price of $1.00 per Unit, each such Unit consisting of one (1) limited liability company membership interest of 22nd Century Ltd and a five-year warrant to purchase one-half of one (1/2) limited liability company membership interest of 22nd Century Ltd with an original exercise price of $1.50 per full membership interest (subject to adjustment). In connection with the Private Placement, 22nd Century Ltd approved a pro rata distribution of 5,000,000 five-year warrants to purchase one limited liability company membership interest at an original exercise price of $3.00 (subject to adjustment). These warrants were valued at $1,550,000 and classified as liabilities resulting in a decrease to contributed capital. Private Placement proceeds included $614,070 from the conversion of 22nd Century Ltd indebtedness into PPO Securities and $395,376 from the conversion of placement agent fees into PPO Securities, resulting in gross cash proceeds of $4,425,000. Private Placement expenses incurred included cash expenses of approximately $1,025,000 and non-cash expenses consisting of the placement agent fees of $395,376 which were converted into PPO Securities and $390,000 for the estimated fair value of 934,755 placement agent and advisor warrants issued to the placement agent. An additional $167,820 of cost was incurred in the second and third quarters of 2011 in connection with the registration process for the common stock issued in the Private Placement. 22nd Century Ltd/Group received net cash proceeds of approximately $3.2 million from the Private Placement and a reduction of debt and accrued interest obligations to shareholders that were on the balance sheet at December 31, 2010 of approximately $614,000, which was exchanged for equity interests in the offering. A portion of the proceeds, amounting to $1,511,750, was allocated to the warrants issued and classified as derivative liabilities.

Nature of Business - 22nd Century Ltd, 22nd Century Group's wholly-owned subsidiary, is a plant biotechnology company specializing in technology that allows for the level of nicotine and other nicotinic alkaloids (e.g., nornicotine, anatabine and anabasine) in tobacco plants to be decreased or increased through genetic engineering and plant breeding. The Company owns or exclusively controls 107 issued patents in 78 countries plus an additional 39 pending patent applications. Hercules Pharmaceuticals, LLC ("Hercules Pharmaceuticals") and Goodrich Tobacco Company, LLC ("Goodrich Tobacco") are subsidiaries of 22nd Century Ltd and are business units for the Company's (i) smoking cessation product and (ii) premium cigarettes and potential modified risk tobacco products, respectively.

Principles of Consolidation - The accompanying consolidated financial statements include the accounts of 22nd Century Group, its wholly owned subsidiary, 22nd Century Ltd, and 22nd Century Ltd's wholly owned subsidiaries, Hercules Pharmaceuticals and Goodrich Tobacco. In May 2012, 22nd Century Ltd acquired from an employee the non-controlling membership units of Goodrich Tobacco that it did not own so that Goodrich Tobacco became a wholly owned subsidiary. All intercompany accounts and transactions have been eliminated.

Reclassifications - Certain items in the 2011 financial statements have been reclassified to conform to the 2012 classification.

Preferred stock authorized - the authorization is for "blank check" preferred stock, which could be issued with voting, liquidation, dividend and other rights superior to our common stock. Subsequent to year end, the Company designated the rights of and issued 2,500 shares of Series A-1 Preferred Stock.

Inventory - Inventories are valued at the lower of cost or market. Cost is determined on the first-in, first-out (FIFO) method. Inventories are evaluated to determine whether any amounts are not recoverable based on slow moving or obsolete condition and are written off or reserved as appropriate. As of December 31, 2012 and 2011, the Company's inventory consisted of raw materials, mainly cigarette tobacco.

Intangible Assets - Intangible assets are recorded at cost and consist primarily of expenditures incurred with third parties related to the processing of patent claims and trademarks with government authorities. The Company also capitalized costs as a result of one of its exclusively licensed patent applications being subject to an interference proceeding invoked by the U.S. Patent and Trademark Office, which favorably resulted in the Company obtaining rights to a third party's issued patent. These capitalized costs are amortized using the straight-line method over the remaining statutory life of the Company's primary patent family, which expires in 2019 (the assets' estimated lives). Periodic maintenance or renewal fees, which are generally due on an annual basis, are expensed as incurred. Annual minimum license fees are charged to expense in the year the licenses are effective. Total patent and trademark costs capitalized and accumulated amortization amounted to $2,226,586 and $873,282, respectively, as of December 31, 2012 ($2,063,812 and $676,708, respectively, as of December 31, 2011). The estimated annual amortization expense for each of the next five years is approximately $208,000.

Impairment of Long-Lived Assets - The Company reviews the carrying value of its amortizing long-lived assets whenever events or changes in circumstances indicate that the historical cost-carrying value of an asset may no longer be recoverable. The Company assesses recoverability of the asset by estimating the future undiscounted net cash flows expected to result from the asset, including eventual disposition. If the estimated future undiscounted net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset's carrying value and its fair value. There was no impairment loss recorded during the year ended December 31, 2012 or 2011.

Deferred Debt Issuance Costs - The Company incurred costs related to a private placement of convertible notes that closed on December 14, 2011 ("Convertible Notes"). These costs were recorded in the balance sheet as a deferred charge and are being amortized over the term (including extension) of the Convertible Notes. The unamortized balance at December 31, 2012 is $4,232 ($22,405 as of December 31, 2011) is expected to be fully amortized during 2013. Amortization expense for the year ended December 31, 2012 and 2011 amounted to $18,173 and $1,095, respectively.

Income Taxes - Prior to the Merger, the Company was treated as a partnership for federal and state income tax purposes. As a result, there was no entity level income tax for periods prior to the Merger because all taxable income tax deductions and tax credits were passed through to the members of the Company. Following the Merger on January 25, 2011, the Company is treated as a corporation, subject to federal and state income taxes. Accordingly, as of the Merger date the Company is required to recognize deferred tax assets and liabilities for any basis differences in its assets and liabilities between tax and GAAP reporting, and for operating loss and credit carry-forwards. The net deferred tax asset resulting from the change in tax status was approximately $300,000.

In light of the Company's history of cumulative losses management has determined that is it more likely than not that its net deferred tax asset will not be realized. Accordingly the Company established a valuation allowance to fully offset its net deferred tax asset as of December 31, 2012 and, 2011.

Stock Based Compensation - The Company uses a fair-value based method to determine compensation for all arrangements under which Company employees and others receive shares, options or warrants to purchase common shares of 22nd Century Group. Stock based compensation expense is recorded over the requisite service period based on estimates of probability and time of achieving milestones and vesting. For accounting purposes, the shares will be considered issued and outstanding upon vesting.

Debt Discounts - Original issue discount ("OID") is recorded equal to the difference between the cash proceeds, after allocation to warrants issued or issuable upon payment of the debt, and the face value of the debt when issued and amortized as interest expense during the term of the debt.

When the convertible feature of the conventional convertible debt is issued, the embedded conversion feature is evaluated to determine if bifurcation and derivative treatment is required and whether there is a beneficial conversion feature. When the convertible debt provides for an effective rate of conversion that is below market value, this feature is characterized as a beneficial conversion feature ("BCF"). Prior to the determination of the BCF, the proceeds from the debt instrument were first allocated between the convertible debt and any embedded or detachable free standing instruments that are included, such as common stock warrants. The proceeds allocated to any warrants are recorded as a debt discount.

For the convertible notes, bifurcation of the embedded conversion feature was not required and the Company recorded the OID and the BCF related to these convertible notes as a debt discount and recorded the convertible notes net of the discount related to both the OID and the BCF. The debt discount is amortized to interest expense over the life of the debt. In the case of any conversion prior to the maturity date there will be an unamortized amount of debt discount that relates to such conversion. The pro rata amount of unamortized discount at the time of such conversion is charged to interest expense as accelerated amortization of the discount. The fair value of warrants issued at the time of conversion is recorded as a reduction of the amount applied to the common stock issued in the conversion and to the extent that the fair value of warrants exceeds the carrying value of the debt a charge to interest expense results for such excess amount.

Other income - therapeutic grant - In 2010,22nd Century Ltd received approval of a government grant as partial support for its clinical trial for the U.S. Food and Drug Administration ("FDA"). All costs associated with this grant were charged to research and development expense and the entire grant income of $223,540 was fully recognized in 2011 and included in other income on the statement of operations.

Revenue Recognition - The Company recognizes revenue at the point the product is shipped to a customer and title has transferred. Revenue from the sale of the Company's products is recognized net of cash discounts, sales returns and allowances. Cigarette federal excise taxes are included in net sales and accounts receivable billed to customers, except on sales of SPECTRUM research cigarettes and exported cigarettes in which such taxes do not apply.

The Company was chosen to be a subcontractor for a 5-year government contract between RTI International ("RTI") and the National Institute on Drug Abuse ("NIDA") to supply NIDA research cigarettes which includes four development stages. These government research cigarettes are distributed under the Company's mark SPECTRUM. The Company completed the four developmental stages and delivered approximately 9 million SPECTRUM research cigarettes during the year ended December 31, 2011 and recognized the related revenue of $772,990. The Company delivered an additional 2.7 million SPECTRUM research cigarettes in 2012 and recognized the related revenue of $15,683. Future revenue under this arrangement is expected to be related to the delivery of SPECTRUM and will be recognized at the point the product is shipped and title has transferred.

Derivatives - We do not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks. We evaluate all of our financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair market value and then is revalued at each reporting date, with changes in fair value reported in the consolidated statement of operations. The methodology for valuing our outstanding warrants classified as derivative instruments utilizes a lattice model approach which includes probability weighted estimates of future events including volatility of our common stock. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within twelve months of the balance sheet date.

Research and Development - Research and development costs are expensed as incurred.

Loss Per Common Share - Basic loss per common share is computed using the weighted-average number of common shares outstanding. Diluted loss per share is computed assuming conversion of all potentially dilutive securities. Potential common shares outstanding are excluded from the computation if their effect is anti-dilutive.

Commitment and Contingency Accounting - The Company evaluates each commitment and/or contingency in accordance with the accounting standards, which state that if the item is more likely than not to become a direct liability, then the Company will record the liability in the financial statements. If not, the Company will disclose any material commitments or contingencies that may arise.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments - Financial instruments include cash, receivables, accounts payable, accrued expenses, notes payable, convertible notes payable and warrant liability. Other than warrant liabilities and convertible notes payable, fair value is assumed to approximate carrying values for these financial instruments, since they are short term in nature, they are receivable or payable on demand, or had stated interest rates that approximate the interest rates available to the Company as of the reporting date. The convertible notes payable are recorded at their face amount, net of unamortized discounts for original issue discounts and beneficial conversion features. At December 31, 2011, the fair value was assumed to approximate the face value since the shares and warrants that the notes were convertible into had a value less than the face amount and the notes were short-term in nature and had rates that approximate the rates available to the Company. As of December 31, 2012, the fair value of the convertible notes with a face amount of approximately $1,750,000 had an estimated fair value of approximately $2.8 million based on the underlying value of the shares and warrants that the notes can be converted into. Since the underlying shares are trading in an active, observable market, the fair value measurement qualifies as a Level 1 input and the warrants are measured with Level 3 inputs. The determination of the fair value of the warrant liabilities is disclosed in Note 10.